Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
March 31, 2024
unaudited
Bonds, notes & other debt instruments 95.30% Corporate bonds, notes & loans 70.98% Financials 14.94%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028[1]	USD531	$520
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	840	870
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	760	749
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	200	186
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	790	799
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	EUR625	662
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	106
American International Group, Inc. 5.125% 3/27/2033	USD706	703
AmWINS Group, Inc. 6.375% 2/15/2029[1]	350	352
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,570	1,467
Aon North America, Inc. 5.45% 3/1/2034	400	405
Aretec Group, Inc. 7.50% 4/1/2029[1]	1,055	1,006
Aretec Group, Inc. 10.00% 8/15/2030[1]	560	612
AssuredPartners, Inc. 5.625% 1/15/2029[1]	921	849
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	1,524	1,360
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	400	338
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	1,250	1,297
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	1,325	1,334
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	500	470
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	624	621
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,350	1,278
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	600	634
BlackRock Funding, Inc. 5.00% 3/14/2034	775	779
BlackRock Funding, Inc. 5.25% 3/14/2054	685	689
Block, Inc. 3.50% 6/1/2031	208	181
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[1,2]	1,600	1,610
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,275	1,336
Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	770	802
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	525	562
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	800	808
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	54
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	3,401	3,431
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	1,135	1,179
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	1,016	1,035
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	992	1,017
Chubb INA Holdings, Inc. 5.00% 3/15/2034	407	409
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	375	373
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	1,375	1,397
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[2]	275	275
Coinbase Global, Inc. 3.375% 10/1/2028[1]	821	704
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Coinbase Global, Inc. 3.625% 10/1/2031[1]	USD975	$788
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,600	1,522
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,160	1,038
Corebridge Financial, Inc. 3.90% 4/5/2032	250	225
Corebridge Financial, Inc. 4.40% 4/5/2052	251	205
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	335	308
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	405	419
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	700	732
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	65	67
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	390	391
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	2,533	2,167
Hightower Holding, LLC 6.75% 4/15/2029[1]	575	541
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	1,420	1,433
Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,485	1,492
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	2,231	1,873
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	450	376
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	25	26
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	1,864	2,001
HUB International, Ltd. 5.625% 12/1/2029[1]	500	469
HUB International, Ltd. 7.25% 6/15/2030[1]	916	942
HUB International, Ltd. 7.375% 1/31/2032[1]	845	851
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[3,4]	49	49
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	175	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,116	1,020
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	150	149
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[2]	499	533
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	425	427
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	830	772
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	1,675	1,686
LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	354
MetLife, Inc. 5.375% 7/15/2033	296	302
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,285	1,287
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	625	500
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,604	1,610
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	850	930
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[2]	225	227
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	199
Nasdaq, Inc. 5.55% 2/15/2034	300	305
Navient Corp. 4.875% 3/15/2028	620	578
Navient Corp. 9.375% 7/25/2030	650	696
Navient Corp. 11.50% 3/15/2031	705	785
Navient Corp. 5.625% 8/1/2033	2,670	2,213
New York Life Global Funding 4.55% 1/28/2033[1]	46	44
NFP Corp. 6.875% 8/15/2028[1]	405	411
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	350	363
Oxford Finance, LLC 6.375% 2/1/2027[1]	135	128
PayPal Holdings, Inc. 5.05% 6/1/2052	129	123
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[2]	125	125
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	525	532
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	627	649
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	2,120	2,323
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	948	957
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Finance Corp., Ltd. 3.35% 5/16/2031	USD450	$391
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	416
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	348	339
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	416	414
Synchrony Financial 2.875% 10/28/2031	775	619
Synchrony Financial 7.25% 2/2/2033	755	750
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	802	812
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	1,361	1,368
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[3,4]	1,540	1,552
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	125	123
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	1,575	1,591
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	724	673
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	800	838
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	1,125	1,131
USI, Inc. 7.50% 1/15/2032[1]	270	271
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,175	1,168
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	700	703
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	1,816	1,949
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	1,155	1,158
		87,873
Energy 11.06%
3R Lux SARL 9.75% 2/5/2031[1]	615	644
Apache Corp. 5.10% 9/1/2040	75	64
Apache Corp. 5.25% 2/1/2042	500	422
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,100	1,050
Baytex Energy Corp. 8.50% 4/30/2030[1]	80	84
Baytex Energy Corp. 7.375% 3/15/2032[1]	960	970
Borr IHC, Ltd. 10.00% 11/15/2028[1]	1,662	1,736
Borr IHC, Ltd. 10.375% 11/15/2030[1]	450	470
BP Capital Markets America, Inc. 4.893% 9/11/2033	1,075	1,068
California Resources Corp. 7.125% 2/1/2026[1]	240	242
Callon Petroleum Co. 7.50% 6/15/2030[1]	220	233
Cheniere Energy Partners, LP 3.25% 1/31/2032	545	465
Cheniere Energy Partners, LP 5.95% 6/30/2033	695	711
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	555	551
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	584
Civitas Resources, Inc. 5.00% 10/15/2026[1]	255	250
Civitas Resources, Inc. 8.375% 7/1/2028[1]	723	762
Civitas Resources, Inc. 8.625% 11/1/2030[1]	610	655
Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,550	1,661
CNX Resources Corp. 7.375% 1/15/2031[1]	1,314	1,339
CNX Resources Corp. 7.25% 3/1/2032[1]	340	346
Comstock Resources, Inc. 6.75% 3/1/2029[1]	640	611
Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,770	1,605
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	751	794
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	380	383
DT Midstream, Inc. 4.375% 6/15/2031[1]	450	408
Ecopetrol SA 8.875% 1/13/2033	1,035	1,095
Ecopetrol SA 8.375% 1/19/2036	1,015	1,025
Enbridge, Inc. 6.70% 11/15/2053	949	1,073
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer, LP 6.40% 12/1/2030	USD92	$97
Energy Transfer, LP 6.55% 12/1/2033	900	967
Energy Transfer, LP 5.55% 5/15/2034	344	345
Energy Transfer, LP 5.95% 5/15/2054	500	499
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	100	101
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,470	1,368
Exxon Mobil Corp. 2.61% 10/15/2030	925	820
Exxon Mobil Corp. 3.452% 4/15/2051	1,300	986
Genesis Energy, LP 8.00% 1/15/2027	270	273
Genesis Energy, LP 8.25% 1/15/2029	695	714
Genesis Energy, LP 8.875% 4/15/2030	870	911
Global Partners, LP 8.25% 1/15/2032[1]	590	612
Harvest Midstream I, LP 7.50% 9/1/2028[1]	625	634
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	300	294
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	1,005	992
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,350	1,465
Kinder Morgan, Inc. 4.80% 2/1/2033	1,135	1,085
Kinder Morgan, Inc. 5.20% 6/1/2033	559	551
Kinder Morgan, Inc. 5.40% 2/1/2034	1,168	1,164
Kinder Morgan, Inc. 5.45% 8/1/2052	845	798
Kinetik Holdings, LP 6.625% 12/15/2028[1]	370	377
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	780	726
MEG Energy Corp. 5.875% 2/1/2029[1]	105	103
MPLX, LP 4.95% 9/1/2032	975	948
MPLX, LP 5.00% 3/1/2033	375	364
MPLX, LP 4.95% 3/14/2052	1,340	1,178
Nabors Industries, Inc. 7.375% 5/15/2027[1]	950	949
Nabors Industries, Inc. 9.125% 1/31/2030[1]	835	869
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	2,445	2,356
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	530	528
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	745	764
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,340	1,375
Noble Finance II, LLC 8.00% 4/15/2030[1]	125	130
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	997	1,013
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	515	544
ONEOK, Inc. 5.80% 11/1/2030	74	76
ONEOK, Inc. 6.05% 9/1/2033	549	573
ONEOK, Inc. 6.625% 9/1/2053	307	339
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	15	15
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	52	54
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	680	669
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,105	1,232
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	475	493
Petroleos Mexicanos 6.49% 1/23/2027	475	448
Petroleos Mexicanos 6.70% 2/16/2032	500	416
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	205
Range Resources Corp. 4.75% 2/15/2030[1]	790	737
Shell International Finance BV 3.00% 11/26/2051	200	137
Southwestern Energy Co. 4.75% 2/1/2032	285	263
Sunoco, LP 4.50% 5/15/2029	570	530
Superior Plus, LP 4.50% 3/15/2029[1]	50	46
Talos Production, Inc. 9.00% 2/1/2029[1]	375	399
Talos Production, Inc. 9.375% 2/1/2031[1]	440	469
TotalEnergies Capital International SA 3.127% 5/29/2050	885	631
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD325	$335
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	165	165
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	517	540
Transocean, Inc. 8.00% 2/1/2027[1]	420	417
Transocean, Inc. 8.75% 2/15/2030[1]	668	697
Transocean, Inc. 6.80% 3/15/2038	800	672
USA Compression Partners, LP 7.125% 3/15/2029[1]	305	309
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	1,024	1,031
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,100	979
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	425	434
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	260	268
Vital Energy, Inc. 9.75% 10/15/2030	1,060	1,160
Vital Energy, Inc. 7.875% 4/15/2032[1]	570	580
Williams Companies, Inc. 4.65% 8/15/2032	525	506
Williams Companies, Inc. 5.15% 3/15/2034	1,030	1,021
		65,047
Health care 8.33%
AbbVie, Inc. 4.80% 3/15/2029	750	752
AbbVie, Inc. 4.95% 3/15/2031	700	705
AbbVie, Inc. 5.05% 3/15/2034	3,300	3,342
AbbVie, Inc. 5.35% 3/15/2044	50	51
AbbVie, Inc. 5.40% 3/15/2054	1,175	1,210
AbbVie, Inc. 5.50% 3/15/2064	225	232
AdaptHealth, LLC 6.125% 8/1/2028[1]	65	61
AdaptHealth, LLC 4.625% 8/1/2029[1]	256	221
AdaptHealth, LLC 5.125% 3/1/2030[1]	1,469	1,282
Amgen, Inc. 5.25% 3/2/2030	461	468
Amgen, Inc. 4.20% 3/1/2033	1,595	1,492
Amgen, Inc. 5.25% 3/2/2033	818	825
Amgen, Inc. 3.00% 1/15/2052	1,700	1,152
Amgen, Inc. 5.65% 3/2/2053	1,506	1,536
Amgen, Inc. 5.75% 3/2/2063	175	179
AstraZeneca Finance, LLC 4.85% 2/26/2029	750	753
AstraZeneca Finance, LLC 4.90% 2/26/2031	400	402
AstraZeneca Finance, LLC 5.00% 2/26/2034	475	477
Avantor Funding, Inc. 3.875% 11/1/2029[1]	341	308
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	68
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	402
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	239
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	53
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	235	97
Baxter International, Inc. 2.272% 12/1/2028	100	88
Baxter International, Inc. 2.539% 2/1/2032	1,392	1,151
Baxter International, Inc. 3.132% 12/1/2051	825	541
Bayer US Finance, LLC 6.50% 11/21/2033[1]	1,154	1,175
Bayer US Finance, LLC 6.875% 11/21/2053[1]	200	205
Becton, Dickinson and Co. 5.11% 2/8/2034	75	74
Bristol-Myers Squibb Co. 4.90% 2/22/2029	200	201
Bristol-Myers Squibb Co. 5.10% 2/22/2031	675	682
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,775	2,819
Bristol-Myers Squibb Co. 5.50% 2/22/2044	125	128
Bristol-Myers Squibb Co. 6.25% 11/15/2053	525	592
Bristol-Myers Squibb Co. 5.55% 2/22/2054	625	643
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 6.40% 11/15/2063	USD175	$200
Bristol-Myers Squibb Co. 5.65% 2/22/2064	175	180
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.329% 2/22/2028[3,4]	217	218
Centene Corp. 2.45% 7/15/2028	365	324
Centene Corp. 2.50% 3/1/2031	1,675	1,379
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	770	704
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	425	392
Cigna Group (The) 5.25% 2/15/2034	275	275
CVS Health Corp. 5.30% 6/1/2033	825	827
CVS Health Corp. 5.875% 6/1/2053	686	698
CVS Health Corp. 6.00% 6/1/2063	363	375
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	90	93
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[3,4]	25	25
Gilead Sciences, Inc. 5.25% 10/15/2033	744	760
Gilead Sciences, Inc. 5.55% 10/15/2053	100	104
HCA, Inc. 2.375% 7/15/2031	545	448
Humana, Inc. 5.75% 4/15/2054	267	269
Medline Borrower, LP 6.25% 4/1/2029[1]	341	343
Medline Borrower, LP 5.25% 10/1/2029[1]	1,050	993
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	575	512
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	1,622	1,414
Owens & Minor, Inc. 6.25% 4/1/2030[1]	335	333
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	915	901
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	100	98
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,453	1,446
Radiology Partners, Inc. 7.775% 1/31/2029[1]	623	579
Radiology Partners, Inc. 9.781% 2/15/2030[1]	820	661
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[3,4]	89	86
Roche Holdings, Inc. 5.593% 11/13/2033[1]	330	346
Roche Holdings, Inc. 4.985% 3/8/2034[1]	850	856
Solventum Corp. 5.60% 3/23/2034[1]	300	301
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	79	79
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	315	318
Tenet Healthcare Corp. 6.125% 10/1/2028	275	274
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	550	561
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	200	187
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	1,565	1,604
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	1,855	1,784
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	942	1,012
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,592	1,748
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	446	308
UnitedHealth Group, Inc. 5.00% 4/15/2034	275	276
UnitedHealth Group, Inc. 2.90% 5/15/2050	180	122
		49,019
Consumer discretionary 6.29%
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,613	1,464
Advance Auto Parts, Inc. 3.50% 3/15/2032	941	807
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	301
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	1,495	1,367
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	675	695
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	975	901
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	575	523
Bath & Body Works, Inc. 6.875% 11/1/2035	1,360	1,392
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.75% 7/1/2036	USD100	$101
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	985
Boyne USA, Inc. 4.75% 5/15/2029[1]	530	492
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,280	1,168
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	105	108
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	690	697
Carnival Corp. 5.75% 3/1/2027[1]	1,075	1,065
Carnival Corp. 6.00% 5/1/2029[1]	1,888	1,864
Carnival Corp. 7.00% 8/15/2029[1]	375	391
Carnival Corp. 10.50% 6/1/2030[1]	337	369
Cedar Fair, LP 5.50% 5/1/2025[1]	260	259
Clarios Global, LP 8.50% 5/15/2027[1]	351	352
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	500	459
First Student Bidco, Inc. 4.00% 7/31/2029[1]	665	590
Ford Motor Co. 7.45% 7/16/2031	250	272
Ford Motor Co. 6.10% 8/19/2032	1,730	1,754
Ford Motor Co. 4.75% 1/15/2043	120	100
Ford Motor Co. 5.291% 12/8/2046	340	303
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	93
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	342
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	569
Ford Motor Credit Co., LLC 6.798% 11/7/2028	500	522
Ford Motor Credit Co., LLC 7.20% 6/10/2030	100	106
Ford Motor Credit Co., LLC 7.122% 11/7/2033	250	269
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,849	1,901
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[3,4]	78	78
Home Depot, Inc. 1.375% 3/15/2031	280	224
Home Depot, Inc. 3.25% 4/15/2032	154	138
Hyundai Capital America 6.50% 1/16/2029[1]	17	18
International Game Technology PLC 5.25% 1/15/2029[1]	200	193
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	989
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,035	1,084
Levi Strauss & Co. 3.50% 3/1/2031[1]	250	220
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	630	656
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,025	925
McDonald’s Corp. 5.15% 9/9/2052	75	73
Party City Holdings, Inc. 12.00% 12/31/2028[1]	68	65
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	81
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	546
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	756	704
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	665	658
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	900	953
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	76	79
Sally Holdings, LLC 6.75% 3/1/2032	568	564
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	113	109
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	614	551
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,131	1,867
Station Casinos, LLC 6.625% 3/15/2032[1]	215	217
Tapestry, Inc. 7.85% 11/27/2033	851	924
Vail Resorts, Inc. 6.25% 5/15/2025[1]	90	90
Valvoline, Inc. 3.625% 6/15/2031[1]	996	859
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 1/30/2031[3,4]	315	316
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	315	308
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD763	$710
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	176	182
		36,962
Industrials 5.58%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	199	201
Ambipar Lux SARL 9.875% 2/6/2031[1]	381	382
American Airlines, Inc. 8.50% 5/15/2029[1]	625	661
BAE Systems PLC 5.30% 3/26/2034[1]	732	736
Boeing Co. 5.15% 5/1/2030	1,400	1,355
Boeing Co. 3.60% 5/1/2034	450	373
Boeing Co. 5.705% 5/1/2040	480	460
Boeing Co. 5.805% 5/1/2050	100	95
Boeing Co. 5.93% 5/1/2060	1,030	967
Bombardier, Inc. 7.125% 6/15/2026[1]	218	221
Bombardier, Inc. 7.875% 4/15/2027[1]	851	852
Bombardier, Inc. 6.00% 2/15/2028[1]	500	492
Bombardier, Inc. 7.50% 2/1/2029[1]	900	928
Bombardier, Inc. 8.75% 11/15/2030[1]	924	988
Bombardier, Inc. 7.45% 5/1/2034[1]	175	195
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	1,035	1,027
Canadian National Railway Co. 6.125% 11/1/2053	126	145
Canadian Pacific Railway Co. 3.10% 12/2/2051	150	104
Carrier Global Corp. 2.70% 2/15/2031	136	117
Carrier Global Corp. 5.90% 3/15/2034	390	410
Carrier Global Corp. 6.20% 3/15/2054	327	360
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	315
Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	45
CoreLogic, Inc. 4.50% 5/1/2028[1]	720	646
Covanta Holding Corp. 4.875% 12/1/2029[1]	485	435
CSX Corp. 2.50% 5/15/2051	220	135
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	605	559
Enviri Corp. 5.75% 7/31/2027[1]	155	146
Honeywell International, Inc. 5.00% 3/1/2035	525	527
Icahn Enterprises, LP 6.375% 12/15/2025	360	357
Icahn Enterprises, LP 6.25% 5/15/2026	924	893
Icahn Enterprises, LP 5.25% 5/15/2027	2,000	1,809
Icahn Enterprises, LP 9.75% 1/15/2029[1]	600	627
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	442
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	179	178
Lockheed Martin Corp. 4.50% 2/15/2029	318	315
Lockheed Martin Corp. 4.80% 8/15/2034	485	480
Lockheed Martin Corp. 5.20% 2/15/2064	44	44
Norfolk Southern Corp. 5.05% 8/1/2030	57	57
Norfolk Southern Corp. 4.45% 3/1/2033	15	14
Norfolk Southern Corp. 5.35% 8/1/2054	1,108	1,101
Northrop Grumman Corp. 4.90% 6/1/2034	400	393
PM General Purchaser, LLC 9.50% 10/1/2028[1]	405	414
Regal Rexnord Corp. 6.30% 2/15/2030[1]	793	812
Regal Rexnord Corp. 6.40% 4/15/2033[1]	1,555	1,614
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	60	63
RTX Corp. 5.15% 2/27/2033	250	251
RTX Corp. 6.10% 3/15/2034	269	288
RTX Corp. 6.40% 3/15/2054	761	862
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Sensata Technologies BV 4.00% 4/15/2029[1]	USD975	$891
Spirit AeroSystems, Inc. 4.60% 6/15/2028	532	499
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	311
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	739
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[3,4]	20	20
SRS Distribution, Inc. 6.125% 7/1/2029[1]	75	77
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	300	294
TransDigm, Inc. 6.75% 8/15/2028[1]	600	609
TransDigm, Inc. 4.625% 1/15/2029	975	906
TransDigm, Inc. 6.375% 3/1/2029[1]	300	301
TransDigm, Inc. 6.625% 3/1/2032[1]	100	101
Triumph Group, Inc. 9.00% 3/15/2028[1]	1,048	1,106
Uber Technologies, Inc. 8.00% 11/1/2026[1]	345	349
Union Pacific Corp. 2.95% 3/10/2052	308	207
United Rentals (North America), Inc. 5.25% 1/15/2030	385	376
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	300	301
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	444
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	400	407
		32,829
Materials 5.28%
Anglo American Capital PLC 2.875% 3/17/2031[1]	700	596
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,200	968
ATI, Inc. 4.875% 10/1/2029	467	440
ATI, Inc. 7.25% 8/15/2030	224	232
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	150	156
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	604
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	36
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	916	927
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	296
Braskem Idesa SAPI 6.99% 2/20/2032	875	680
Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	705	731
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,325	1,275
Celanese US Holdings, LLC 6.35% 11/15/2028	131	136
Celanese US Holdings, LLC 6.379% 7/15/2032	460	477
Celanese US Holdings, LLC 6.70% 11/15/2033	740	789
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	1,200	1,255
CSN Resources SA 8.875% 12/5/2030[1]	755	779
Dow Chemical Co. (The) 5.15% 2/15/2034	1,370	1,366
Dow Chemical Co. (The) 6.90% 5/15/2053	100	116
Dow Chemical Co. (The) 5.60% 2/15/2054	636	634
Eastman Chemical Co. 5.625% 2/20/2034	825	830
EIDP, Inc. 4.80% 5/15/2033	549	542
Element Solutions, Inc. 3.875% 9/1/2028[1]	660	606
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	1,245	1,195
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	1,450	1,504
FXI Holdings, Inc. 12.25% 11/15/2026[1]	1,227	1,232
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	905	604
LABL, Inc. 9.50% 11/1/2028[1]	526	533
LSB Industries, Inc. 6.25% 10/15/2028[1]	1,257	1,211
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	420	425
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	270	285
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	208	209
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	646
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	USD1,015	$1,082
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	355	304
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	515	532
Novelis Corp. 3.875% 8/15/2031[1]	780	671
OCI NV 6.70% 3/16/2033[1]	605	603
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	550	561
Sasol Financing USA, LLC 5.50% 3/18/2031	700	590
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	50	47
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	250	232
Sealed Air Corp. 4.00% 12/1/2027[1]	375	352
Sealed Air Corp. 6.125% 2/1/2028[1]	956	959
Stillwater Mining Co. 4.00% 11/16/2026[5]	437	391
Summit Materials, LLC 5.25% 1/15/2029[1]	439	428
Summit Materials, LLC 7.25% 1/15/2031[1]	621	646
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	413	408
Tronox, Inc. 4.625% 3/15/2029[1]	1,029	924
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 13.31% 12/31/2025[3,4]	5	5
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,6]	13	13
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,6]	1	1
		31,064
Utilities 4.63%
Aegea Finance SARL 9.00% 1/20/2031[1]	798	846
Alabama Power Co. 3.94% 9/1/2032	151	140
Alabama Power Co. 5.85% 11/15/2033	160	169
Consumers Energy Co. 4.60% 5/30/2029	100	99
Consumers Energy Co. 3.60% 8/15/2032	75	68
Consumers Energy Co. 4.625% 5/15/2033	125	122
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	272
Duke Energy Corp. 4.50% 8/15/2032	329	312
Duke Energy Corp. 6.10% 9/15/2053	300	317
Duke Energy Florida, LLC 5.875% 11/15/2033	90	95
Edison International 6.95% 11/15/2029	395	424
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	200	221
Eversource Energy 5.50% 1/1/2034	1,106	1,107
FirstEnergy Corp. 2.65% 3/1/2030	1,943	1,672
FirstEnergy Corp. 2.25% 9/1/2030	905	754
FirstEnergy Corp. 3.40% 3/1/2050	1,105	763
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	200	198
Georgia Power Co. 4.95% 5/17/2033	225	222
Georgia Power Co. 5.25% 3/15/2034	300	303
MIWD Holdco II, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 8.825% 3/20/2031[3,4]	235	237
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	100	104
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	201
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	70
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	365
Pacific Gas and Electric Co. 5.90% 6/15/2032	794	808
Pacific Gas and Electric Co. 6.15% 1/15/2033	325	335
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,444	1,522
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	99
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,080	1,423
PacifiCorp 5.30% 2/15/2031	370	371
PacifiCorp 5.45% 2/15/2034	1,120	1,124
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 4.15% 2/15/2050	USD480	$378
PacifiCorp 3.30% 3/15/2051	325	217
PacifiCorp 2.90% 6/15/2052	278	171
PacifiCorp 5.35% 12/1/2053	600	559
PacifiCorp 5.50% 5/15/2054	941	906
PacifiCorp 5.80% 1/15/2055	325	321
PG&E Corp. 5.25% 7/1/2030	1,655	1,574
Public Service Company of Colorado 3.20% 3/1/2050	750	511
Public Service Company of Colorado 2.70% 1/15/2051	788	477
Public Service Company of Colorado 5.25% 4/1/2053	175	166
Southern California Edison Co. 5.65% 10/1/2028	300	309
Southern California Edison Co. 2.50% 6/1/2031	355	300
Southern California Edison Co. 5.20% 6/1/2034	1,270	1,258
Southern California Edison Co. 3.65% 2/1/2050	1,607	1,192
Southern California Edison Co. 2.95% 2/1/2051	380	247
Southern California Edison Co. 5.75% 4/15/2054	350	355
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	1,315	1,407
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[3,4]	65	65
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	755	680
Xcel Energy, Inc. 4.60% 6/1/2032	50	47
Xcel Energy, Inc. 5.45% 8/15/2033	1,350	1,343
		27,246
Communication services 4.52%
Altice France SA 5.125% 7/15/2029[1]	425	288
Altice France SA 5.50% 10/15/2029[1]	275	187
AT&T, Inc. 2.25% 2/1/2032	165	134
AT&T, Inc. 3.55% 9/15/2055	240	168
CCO Holdings, LLC 4.25% 2/1/2031[1]	570	466
CCO Holdings, LLC 4.75% 2/1/2032[1]	775	633
CCO Holdings, LLC 4.50% 5/1/2032	105	84
CCO Holdings, LLC 4.50% 6/1/2033[1]	1,500	1,173
CCO Holdings, LLC 4.25% 1/15/2034[1]	2,310	1,746
Charter Communications Operating, LLC 2.30% 2/1/2032	510	394
Charter Communications Operating, LLC 4.40% 4/1/2033	675	599
Charter Communications Operating, LLC 3.70% 4/1/2051	2,450	1,517
Charter Communications Operating, LLC 5.25% 4/1/2053	1,175	932
Comcast Corp. 4.80% 5/15/2033	61	60
Comcast Corp. 2.887% 11/1/2051	1,050	682
Connect Finco SARL 6.75% 10/1/2026[1]	868	851
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	625	592
DISH DBS Corp. 5.875% 11/15/2024	1,406	1,348
DISH DBS Corp. 7.75% 7/1/2026	250	168
DISH Network Corp. 11.75% 11/15/2027[1]	710	726
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	734	655
Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	571
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	256	217
Gray Television, Inc. 5.875% 7/15/2026[1]	25	24
Gray Television, Inc. 4.75% 10/15/2030[1]	452	297
Gray Television, Inc. 5.375% 11/15/2031[1]	1,171	769
Lamar Media Corp. 3.625% 1/15/2031	821	721
Meta Platforms, Inc. 4.45% 8/15/2052	345	307
Netflix, Inc. 4.875% 4/15/2028	221	221
Netflix, Inc. 5.375% 11/15/2029[1]	85	87
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
News Corp. 3.875% 5/15/2029[1]	USD280	$256
Nexstar Media, Inc. 4.75% 11/1/2028[1]	1,210	1,104
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	175	160
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	245	214
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,375	1,982
Tencent Holdings, Ltd. 3.24% 6/3/2050	340	232
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	165	112
Tencent Holdings, Ltd. 3.84% 4/22/2051	310	236
T-Mobile USA, Inc. 2.55% 2/15/2031	100	85
T-Mobile USA, Inc. 5.05% 7/15/2033	37	37
T-Mobile USA, Inc. 5.75% 1/15/2034	400	417
T-Mobile USA, Inc. 5.15% 4/15/2034	315	314
T-Mobile USA, Inc. 3.40% 10/15/2052	100	71
T-Mobile USA, Inc. 6.00% 6/15/2054	522	558
T-Mobile USA, Inc. 5.50% 1/15/2055	14	14
Univision Communications, Inc. 8.00% 8/15/2028[1]	665	678
Univision Communications, Inc. 4.50% 5/1/2029[1]	1,345	1,203
Univision Communications, Inc. 7.375% 6/30/2030[1]	1,800	1,781
Verizon Communications, Inc. 3.55% 3/22/2051	310	230
Verizon Communications, Inc. 3.875% 3/1/2052	24	19
WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	254
		26,574
Real estate 4.14%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	575	392
Boston Properties, LP 2.55% 4/1/2032	622	492
Boston Properties, LP 2.45% 10/1/2033	672	506
Boston Properties, LP 6.50% 1/15/2034	899	933
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	200	197
COPT Defense Properties, LP 2.75% 4/15/2031	200	165
Crown Castle, Inc. 5.00% 1/11/2028	82	81
Crown Castle, Inc. 5.80% 3/1/2034	1,177	1,205
Highwoods Realty, LP 7.65% 2/1/2034	1,475	1,610
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	20	18
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	641	557
Hudson Pacific Properties, LP 4.65% 4/1/2029	345	294
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,360	1,049
Kennedy-Wilson, Inc. 4.75% 3/1/2029	85	70
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,300	1,837
Kennedy-Wilson, Inc. 5.00% 3/1/2031	1,500	1,169
Kilroy Realty, LP 2.50% 11/15/2032	436	329
Kilroy Realty, LP 2.65% 11/15/2033	378	280
Kilroy Realty, LP 6.25% 1/15/2036	1,281	1,252
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	11	10
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,615	1,470
MPT Operating Partnership, LP 5.00% 10/15/2027	250	210
MPT Operating Partnership, LP 3.50% 3/15/2031	1,485	1,021
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	1,208	1,124
Prologis, LP 4.75% 6/15/2033	810	794
Prologis, LP 5.125% 1/15/2034	360	362
Prologis, LP 5.00% 3/15/2034	630	627
Prologis, LP 5.25% 3/15/2054	70	69
Public Storage Operating Co. 5.35% 8/1/2053	643	646
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 25

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	USD275	$257
Service Properties Trust 4.75% 10/1/2026	150	140
Service Properties Trust 4.95% 2/15/2027	141	131
Service Properties Trust 3.95% 1/15/2028	815	698
Service Properties Trust 4.95% 10/1/2029	1,654	1,356
Service Properties Trust 4.375% 2/15/2030	690	527
Service Properties Trust 8.625% 11/15/2031[1]	1,007	1,075
Sun Communities Operating, LP 4.20% 4/15/2032	300	270
VICI Properties, LP 5.125% 5/15/2032	1,141	1,092
WeWork Companies, LLC 5.00% Cash and 6.00% PIK 8/15/2027[1,6]	112	7
WeWork Companies, LLC 7.00% Cash and 8.00% PIK 8/15/2027[1,6]	90	10
		24,337
Consumer staples 3.71%
7-Eleven, Inc. 1.80% 2/10/2031[1]	591	475
7-Eleven, Inc. 2.80% 2/10/2051[1]	620	385
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	125	112
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	100	104
B&G Foods, Inc. 5.25% 4/1/2025	15	15
B&G Foods, Inc. 5.25% 9/15/2027	250	234
B&G Foods, Inc. 8.00% 9/15/2028[1]	940	980
BAT Capital Corp. 6.421% 8/2/2033	982	1,028
BAT Capital Corp. 6.00% 2/20/2034	55	56
BAT Capital Corp. 3.984% 9/25/2050	1,760	1,239
BAT Capital Corp. 7.081% 8/2/2053	2,233	2,410
Campbell Soup Co. 5.20% 3/21/2029	65	65
Campbell Soup Co. 5.40% 3/21/2034	694	700
Central Garden & Pet Co. 4.125% 4/30/2031[1]	755	666
Constellation Brands, Inc. 2.25% 8/1/2031	880	727
Constellation Brands, Inc. 4.75% 5/9/2032	793	775
Constellation Brands, Inc. 4.90% 5/1/2033	170	167
Coty, Inc. 6.625% 7/15/2030[1]	780	793
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	458	411
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[3,4]	235	236
Ingles Markets, Inc. 4.00% 6/15/2031[1]	510	446
J. M. Smucker Co. (The) 6.20% 11/15/2033	324	346
J. M. Smucker Co. (The) 6.50% 11/15/2043	132	143
J. M. Smucker Co. (The) 6.50% 11/15/2053	290	322
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	275	270
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	210	209
MARB BondCo PLC 3.95% 1/29/2031	300	248
Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,222	1,286
Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	152
Philip Morris International, Inc. 5.75% 11/7/2032	925	956
Philip Morris International, Inc. 5.375% 2/15/2033	1,100	1,109
Philip Morris International, Inc. 5.625% 9/7/2033	836	855
Philip Morris International, Inc. 5.25% 2/13/2034	573	568
Post Holdings, Inc. 4.625% 4/15/2030[1]	1,260	1,158
Post Holdings, Inc. 6.25% 2/15/2032[1]	303	306
Prestige Brands, Inc. 3.75% 4/1/2031[1]	545	475
Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	310
TreeHouse Foods, Inc. 4.00% 9/1/2028	635	570
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 25

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
US Foods, Inc. 4.625% 6/1/2030[1]	USD320	$297
Walmart, Inc. 4.10% 4/15/2033	250	241
		21,845
Information technology 2.50%
Broadcom, Inc. 2.60% 2/15/2033[1]	116	94
Broadcom, Inc. 3.469% 4/15/2034[1]	805	690
Broadcom, Inc. 4.926% 5/15/2037[1]	275	261
Cisco Systems, Inc. 4.85% 2/26/2029	746	752
Cisco Systems, Inc. 4.95% 2/26/2031	740	747
Cisco Systems, Inc. 5.05% 2/26/2034	1,716	1,740
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,850	1,757
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	1,606	1,542
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[3,4]	198	197
CommScope Technologies, LLC 6.00% 6/15/2025[1]	571	497
CommScope, Inc. 6.00% 3/1/2026[1]	163	149
CommScope, Inc. 8.25% 3/1/2027[1]	148	70
CommScope, Inc. 7.125% 7/1/2028[1]	55	22
CommScope, Inc. 4.75% 9/1/2029[1]	100	72
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[3,4]	60	55
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 10/2/2028[1,3,4]	497	520
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4,5]	273	275
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[3,4,5]	5	5
Gartner, Inc. 3.75% 10/1/2030[1]	403	361
Intel Corp. 5.15% 2/21/2034	610	612
Intel Corp. 5.60% 2/21/2054	290	296
Microchip Technology, Inc. 5.05% 3/15/2029	575	575
NCR Atleos Corp. 9.50% 4/1/2029[1]	800	857
Oracle Corp. 5.55% 2/6/2053	724	709
ServiceNow, Inc. 1.40% 9/1/2030	120	97
Texas Instruments, Inc. 4.60% 2/8/2029	40	40
Texas Instruments, Inc. 4.85% 2/8/2034	303	305
UKG, Inc. 6.875% 2/1/2031[1]	1,250	1,274
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,5,7]	110	107
		14,678
Total corporate bonds, notes & loans		417,474
Mortgage-backed obligations 13.79% Commercial mortgage-backed securities 11.33%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,8]	634	595
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.745% 11/15/2032[4,8]	556	547
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.745% 11/15/2032[4,8]	500	462
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,8]	375	384
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,8]	102	102
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[4,8]	745	733
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,8]	267	284
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,8]	458	457
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,8]	712	769
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,8]	493	508
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.534% 12/15/2056[4,8]	598	644
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.212% 5/15/2062[4,8]	500	377
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[1,4,8]	1,600	1,538
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 25

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.149% 12/15/2055[4,8]	USD1,008	$979
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,8]	148	153
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.332% 4/15/2056[4,8]	150	154
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.385% 4/15/2056[4,8]	198	197
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.608% 7/15/2056[4,8]	470	466
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[8]	207	206
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[4,8]	999	1,029
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,8]	742	750
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056[4,8]	226	236
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,8]	499	506
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,8]	499	439
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	516
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,8]	881	896
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,8]	893	943
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[8]	416	417
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	403	418
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,8]	101	102
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.89% 3/15/2041[1,4,8]	1,686	1,691
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[4,8]	312	327
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[4,8]	166	171
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,8]	1,052	1,077
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,8]	403	410
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,8]	520	556
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,8]	167	137
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,8]	196	202
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,8]	446	458
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,8]	89	90
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.09% 9/15/2036[1,4,8]	280	276
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.44% 9/15/2036[1,4,8]	710	701
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.315% 2/15/2039[1,4,8]	769	762
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[1,4,8]	436	439
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.022% 8/15/2039[1,4,8]	218	220
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.099% 6/15/2040[1,4,8]	1,500	1,506
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	433
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,8]	495	436
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,8]	500	435
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.475% 9/15/2028[1,4,8]	958	968
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,8]	1,129	1,077
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[1,4,8]	245	242
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,8]	140	111
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,8]	664	578
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,8]	1,546	1,524
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[4,8]	495	498
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[4,8]	195	194
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[1,2,8]	71	72
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.691% 3/15/2039[1,4,8]	2,642	2,652
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.19% 3/15/2039[1,4,8]	1,859	1,867
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[8]	900	719
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[8]	2,950	2,099
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.133% 3/6/2029[1,4,8]	670	665
GS Mortgage Securities Trust., Series 2024-70P, Class B, 5.507% 3/10/2041[1,4,8]	380	377
GS Mortgage Securities Trust., Series 2024-70P, Class C, 5.881% 3/10/2041[1,4,8]	1,885	1,871
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 25

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust., Series 2024-70P, Class D, 7.045% 3/6/2029[1,4,8]	USD2,897	$2,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,8]	508	481
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,8]	410	429
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,8]	283	279
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.185% 3/25/2050[1,4,8]	1,355	1,344
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[1,4,8]	1,508	1,542
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.82% 11/25/2053[1,4,8]	2,519	2,670
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.976% 10/19/2036[1,4,8]	983	989
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.626% 10/19/2036[1,4,8]	1,795	1,808
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,8]	3,395	3,308
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,8]	1,915	1,784
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.386% 8/15/2050[4,8]	791	725
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,8]	481	466
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,8]	995	965
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,8]	3,000	2,797
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	875
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[1,4,8]	412	414
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,8]	260	260
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,8]	148	146
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,8]	321	319
		66,604
Collateralized mortgage-backed obligations (privately originated) 2.46%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,8]	224	212
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,8]	54	53
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[1,4,8]	830	853
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.87% 5/25/2043[1,4,8]	260	278
FARM Mortgage Trust, Series 2024-1, Class B, 5.122% 10/1/2053[1,4,8]	1,529	1,242
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.185% 9/25/2048[1,4,8]	2,500	2,914
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.585% 7/25/2049[1,4,8]	2,000	2,310
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[1,4,8]	306	309
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.235% 2/25/2050[1,4,8]	633	681
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[1,4,8]	323	366
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.97% 12/25/2050[1,4,8]	425	468
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,4,8]	564	566
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,4,8]	458	460
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.344% 5/25/2055[1,4,8]	867	867
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,8]	1,131	1,005
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,8]	USD465	$402
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,8]	1,073	920
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,8]	449	383
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	97
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	102
		14,488
Total mortgage-backed obligations		81,092
Asset-backed obligations 9.94%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,8]	66	66
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	565
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	101
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	191
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.486% 4/25/2034[1,4,8]	1,000	978
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	271	271
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	527	527
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	398
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	101
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,8]	3,000	3,341
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,8]	700	711
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	120
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	140
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	260	262
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	276
Dryden Senior Loan Fund, CLO, Series 2020-78, Class D, (3-month USD CME Term SOFR + 3.262%) 8.578% 4/17/2033[1,4,8]	2,000	1,989
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,8]	810	809
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	2,212	2,361
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,8]	1,014	1,077
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,8]	1,100	1,155
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,8]	1,351	1,435
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,8]	1,170	1,175
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,8]	1,816	1,821
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	590
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.316% 4/23/2036[1,4,8]	250	252
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,8]	75	75
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	69
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,8]	397	398
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	996
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,8]	1,010	1,070
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,8]	2,072	2,081
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	207
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	307
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,8]	2,657	2,729
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	440
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,8]	500	482
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	242
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,8]	462	482
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	275
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,7,8]	1,000	1,008
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 25

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	USD615	$621
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,107
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,8]	5,500	5,526
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	6,312	6,353
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	273
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/25/2036[1,4,8]	467	469
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,4,8]	378	383
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.068% 7/20/2031[1,4,8]	250	251
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	272
Prestige Auto Receivables Trust, Series 2024-1, Class E, 8.20% 4/15/2031[1,8]	512	516
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.919% 4/17/2036[1,4,8]	2,500	2,500
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,8]	250	252
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	152
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,8]	147	148
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	285	247
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	136	118
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	417
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,8]	4,935	4,998
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	995
Stratus Static CLO, Ltd., Series 2022-3, Class BR, (3-month USD CME Term SOFR + 1.90%) 7.223% 10/20/2031[1,4,8]	500	500
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,8]	209	210
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,8]	116	117
		58,446
U.S. Treasury bonds & notes 0.56% U.S. Treasury 0.56%
U.S. Treasury 4.125% 2/15/2027[9]	3,150	3,124
U.S. Treasury 4.25% 3/15/2027	200	199
		3,323
Texas 0.03%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	202
Total bonds, notes & other debt instruments (cost: $549,065,000)		560,537
Common stocks 0.04% Information technology 0.02%	Shares
Diebold Nixdorf, Inc.[10]	3,082	106
Consumer discretionary 0.01%
Party City Holdco, Inc.[7]	3,715	69
Party City Holdco, Inc.[1,7]	37	1
		70
Materials 0.01%
Venator Materials PLC[7,10]	90	64
Total common stocks (cost: $273,000)		240
Capital Group U.S. Multi-Sector Income ETF — Page 18 of 25

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Short-term securities 4.20% Money market investments 4.20%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[11,12]	247,039	$24,694
Total short-term securities (cost: $24,703,000)		24,694
Options purchased (equity style) 0.03%
Options purchased (equity style)*		164
Total options purchased (equity style) (cost: $267,000)		164
Total investment securities 99.57% (cost $574,308,000)		585,635
Total options written (0.02)% (premium received: $223,000)†		(118)
Other assets less liabilities 0.45%		2,656
Net assets 100.00%		$588,173
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.38	USD400	$10
3 Month SOFR Futures Option	160	12/13/2024	95.13	400	58
3 Month SOFR Futures Option	319	12/13/2024	94.94	797	74
3 Month SOFR Futures Option	319	12/13/2024	94.44	798	22
					$164
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	160	12/13/2024	USD94.63	USD(400)	$(15)
3 Month SOFR Futures Option	639	12/13/2024	94.69	(1,598)	(72)
3 Month SOFR Futures Option	160	12/13/2024	94.87	(400)	(31)
					$(118)
Capital Group U.S. Multi-Sector Income ETF — Page 19 of 25

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	40	6/28/2024	USD8,180	$3
5 Year U.S. Treasury Note Futures	Short	54	6/28/2024	(5,779)	(16)
10 Year U.S. Treasury Note Futures	Short	46	6/18/2024	(5,097)	(4)
10 Year Ultra U.S. Treasury Note Futures	Short	369	6/18/2024	(42,291)	(307)
30 Year U.S. Treasury Bond Futures	Long	72	6/18/2024	8,672	99
30 Year Ultra U.S. Treasury Bond Futures	Long	42	6/18/2024	5,418	69
					$(156)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	695	EUR	760	Standard Chartered Bank	4/19/2024	$10
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$92		$—	$92
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	115		—	115
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	384		—	384
4.1495%	Annual	SOFR	Annual	11/27/2028	3,500	4		—	4
3.6875%	Annual	SOFR	Annual	12/15/2028	2,900	(55)		—	(55)
4.4615%	Annual	SOFR	Annual	9/29/2033	19,500	1,158		—	1,158
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	122		—	122
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	1,984		—	1,984
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	185		—	185
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	149		—	149
SOFR	Annual	3.7685%	Annual	12/11/2043	500	5		—	5
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	661		—	661
SOFR	Annual	3.268%	Annual	5/15/2049	750	58		—	58
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	576		—	576
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	775		—	775
						$6,213		$—	$6,213
Capital Group U.S. Multi-Sector Income ETF — Page 20 of 25

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.HY.42.V1	5.00%	Quarterly	6/20/2029	USDUSD5,775	$(428)	$(413)	$(15)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
5.00%	Quarterly	CDX.NA.HY.42.V2	12/20/2028	USD782	$(58)	$(55)	$(3)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.20%
Money market investments 4.20%
Capital Group Central Cash Fund 5.37%[11]	$27,167	$74,415	$76,883	$1	$(6)	$24,694	$235
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[7,8]	12/6/2022	$1,000	$1,008.17%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 3/1/2024	393	391.07
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[3,4]	9/12/2023	268	275.05
Capital Group U.S. Multi-Sector Income ETF — Page 21 of 25

unaudited
Restricted securities5  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[3,4]	9/12/2023	$5	$5.00%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2],7	6/23/2023	106	107.02
		$1,772	$1,786.31%
[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $298,564,000, which represented 50.76% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,233,000, which represented 0.72% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,786,000, which represented 0.31% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $226,000, which represented .04% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Rate represents the seven-day yield at 3/31/2024.
[12]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group U.S. Multi-Sector Income ETF — Page 22 of 25

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Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of options on futures while held was $3,996,000. The average month-end notional amount of futures contracts while held was $64,036,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $778,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $184,450,000 and $5,887,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group U.S. Multi-Sector Income ETF — Page 23 of 25

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$417,367	$107	$417,474
Mortgage-backed obligations	—	81,092	—	81,092
Asset-backed obligations	—	57,438	1,008	58,446
U.S. Treasury bonds & notes	—	3,323	—	3,323
Municipals	—	202	—	202
Common stocks	106	—	134	240
Short-term securities	24,694	—	—	24,694
Options purchased on futures (equity style)	164	—	—	164
Total	$24,964	$559,422	$1,249	$585,635
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$171	$—	$—	$171
Unrealized appreciation on open forward currency contracts	—	10	—	10
Unrealized appreciation on centrally cleared interest rate swaps	—	6,268	—	6,268
Liabilities:
Value of options written	(118)	—	—	(118)
Unrealized depreciation on futures contracts	(327)	—	—	(327)
Unrealized depreciation on centrally cleared interest rate swaps	—	(55)	—	(55)
Unrealized depreciation on credit default swaps	—	(18)	—	(18)
Total	$(274)	$6,205	$—	$5,931
*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Key to abbreviation(s)
AMT = Alternative Minimum Tax
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
EUR = Euros

Facs. = Facilities
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Capital Group U.S. Multi-Sector Income ETF — Page 24 of 25

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-308-0524O-S96510	Capital Group U.S. Multi-Sector Income ETF — Page 25 of 25